Stockholders’ Deficit (Details) - Schedule of common stock subject to possible redemption reflected on the balance sheets - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Schedule of Common Stock Subject to Possible Redemption Reflected on the Balance Sheets [Abstract]
Common stock subject to possible redemption, beginning	$ 12,841,399	$ 52,323,289
Plus:
Accretion of common stock subject to possible redemption	307,596	6,470,389
Less:
Common stock redeemed on December 19, 2022		(45,952,279)
Common stock subject to possible redemption, ending	$ 13,148,995	$ 12,841,399